1. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 2,100	$ 2,400	$ 3,100
Compensation expense for restricted stock units	389	173	42
Unrecognized compensation expense	$ 770